Finance income	12 Months Ended
Dec. 31, 2023
Finance Income
Finance income

Note 20 – Finance income:

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Income from deposits	5,301	844	130
Interest in respect of loan from related party	74	-	-
Exchange differences	508	7,326	-
Total finance income	5,883	8,170	130